UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2006
                                               ---------------------------------

Check here if Amendment [ ];      Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     Independent Investors Inc.
          ----------------------------------------------------------------------
Address:  181 Smithtown Blvd.
          ----------------------------------------------------------------------
          Nesconset, New York  11767
          ----------------------------------------------------------------------

          ----------------------------------------------------------------------

Form 13F File Number: 28-05873
                      --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Patrick Moloney
          ----------------------------------------------------------------------
Title:    President
          ----------------------------------------------------------------------
Phone:    631-979-2142
          ----------------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Patrick Moloney                 Nesconset, New York               5-12-2006
----------------------------------  -------------------------------   ----------
           [Signature]                       [City, State]              [Date]

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

[ ] 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                                Name

28-
   ----------------------      -------------------------------------------------
   [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        -------------------

Form 13F Information Table Entry Total: 97
                                        -------------------

Form 13F Information Table Value Total: $176,728
                                        -------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                          Form 13F INFORMATIONAL TABLE

          ITEM 1:                 ITEM 2:      ITEM 3:      ITEM 4:     ITEM 5:        ITEM 6:        ITEM 7:          ITEM 8:
----------------------------  --------------  ---------   ----------   -------- -------------------- ---------- --------------------
      NAME OF ISSUER          TITLE OF CLASS    CUSIP        FAIR      SHARES OR     INVESTMENT       MANAGERS    VOTING AUTHORITY
                                               NUMBER       MARKET     PRINCIPAL     DISCRETION                 ----- ------- ------
                                                            VALUE       AMOUNT   ------ ----- ------             (A)    (B)    (C)
                                                                                  (A)    (B)   (C)              SOLE   SHARED  NONE
                                                                                              SHARED
                                                                                  SOLE  SHARED OTHER
----------------------------  -------------   ---------   ----------   --------  ------ ------ ----- ---------- ----- ------- ------
3M                             Common Stock   88579Y101    2879000      38040     SOLE                            X
ABBOTT LABORATORIES            Common Stock   002824100    3575000      84199     SOLE                            X
ADOBE SYSTEMS, INC.            Common Stock   00724F101     522000      14950     SOLE                            X
AGILENT TECHNOLOGIES           Common Stock   00846U101     731000      19475     SOLE                            X
AIR PRODUCTS & CHEMICALS       Common Stock   009158106     503000       7500     SOLE                            X
AMERICAN EXPRESS CO.           Common Stock   025816109    1574000      29970     SOLE                            X
AMGEN INC.                     Common Stock   031162100    5226000      71839     SOLE                            X
APPLE COMPUTER                 Common Stock   037833100    1662000      26500     SOLE                            X
APPLIED MATERIALS, INC.        Common Stock   038222105    1038000      59300     SOLE                            X
AQUA AMERICA                   Common Stock   03836W103    1389000      49931     SOLE                            X
ARCH COAL                      Common Stock   039380100    1921000      25300     SOLE                            X
ARVIN MERITOR                  Common Stock   043353101     313000      21000     SOLE                            X
AVON PRODUCTS                  Common Stock   054303102    1393000      44700     SOLE                            X
BB&T CORPORATION               Common Stock   054937107    1571000      40100     SOLE                            X
BP plc (ADR)                   Common Stock   055622104    2726000      39548     SOLE                            X
BAKER HUGHES, INC.             Common Stock   057224107    1368000      20000     SOLE                            X
BAXTER INTERNATIONAL           Common Stock   071813109    2103000      54200     SOLE                            X
BOEING CORPORATION             Common Stock   097023105    1917000      24600     SOLE                            X
BRISTOL-MYERS SQUIBB           Common Stock   110122108     836000      34000     SOLE                            X
CANON INC                      Common Stock   138006309     524000       7935     SOLE                            X
CAPITAL ONE FINANCIAL          Common Stock   14040H105    2608000      32400     SOLE                            X
CHEVRON TEXACO                 Common Stock   166764100     684000      11800     SOLE                            X
CISCO SYSTEMS                  Common Stock   17275R102    2285000     105475     SOLE                            X
CITIGROUP                      Common Stock   172967101    3930000      83227     SOLE                            X
COCA COLA                      Common Stock   191216100    2396000      57238     SOLE                            X
COLGATE-PALMOLIVE COMPANY      Common Stock   194162103     936000      16400     SOLE                            X
COMCAST CP A                   Common Stock   20030N101     684000      26161     SOLE                            X
CONOCO PHILLIPS                Common Stock   20825c104     662000      10496     SOLE                            X
CORNING INC.                   Common Stock   219350105    1084000      40300     SOLE                            X
DISNEY (WALT) CO.              Common Stock   254687106    1987000      71255     SOLE                            X
DONALDSON CORP                 Common Stock   257651109    1311000      38800     SOLE                            X
DOVER CORP                     Common Stock   260003108    1918000      39500     SOLE                            X
DUPONT DE NEMOURS              Common Stock   263534109     734000      17391     SOLE                            X
EMC CORP                       Common Stock   268648102     327000      24010     SOLE                            X
EMERSON CO.                    Common Stock   291011104    3045000      36415     SOLE                            X
ENDURANCE SPECIALTY HOLDINGS   Common Stock   G30397106     439000      13500     SOLE                            X
EXXON MOBIL                    Common Stock   30231G102    8998000     147850     SOLE                            X
FIRST MARBLEHEAD               Common Stock   320771108     281000       6500     SOLE                            X
GENERAL ELECTRIC               Common Stock   369604103    7105000     204305     SOLE                            X
GENTEX CORPORATION             Common Stock   371901109     174000      10000     SOLE                            X
GOLDMAN SACHS                  Common Stock   38141G104     452000       2880     SOLE                            X
HALLIBURTON COMPANY            Common Stock   406216101     934000      12800     SOLE                            X
HOME DEPOT                     Common Stock   437076102    3415000      80755     SOLE                            X
HONEYWELL INTL                 Common Stock   438516106    2880000      67360     SOLE                            X
IBM CORPORATION                Common Stock   459200101    1971000      23911     SOLE                            X
INTEL CORP.                    Common Stock   458140100    1881000      96675     SOLE                            X
JP MORGAN CHASE & CO.          Common Stock   46625H100    3843000      92308     SOLE                            X
JACOBS ENGINEERING GROUP       Common Stock   469814107    1110000      12800     SOLE                            X
JOHNSON & JOHNSON              Common Stock   478160104    7650000     129180     SOLE                            X
KERR-MCGEE CORP                Common Stock   492386107    1527000      16000     SOLE                            X
L-3 COMMUNICATIONS             Common Stock   502424104    1579000      18410     SOLE                            X
LILLY (ELI) & CO.              Common Stock   532457108    1520000      27500     SOLE                            X
LOCKHEED MARTIN CORP           Common Stock   539830109    1667000      22200     SOLE                            X
LONE STAR TECHNOLOGIES         Common Stock   542312103     831000      15000     SOLE                            X
LOWES COMPANIES                Common Stock   548661107     325000       5050     SOLE                            X
LUCENT TECHNOLOGIES            Common Stock   549463107      72000      23648     SOLE                            X
MARSH & MCLENNAN COMPANIES     Common Stock   571748102     939000      32000     SOLE                            X
MARTIN MARIETTA MATERIALS      Common Stock   573284106     535000       5000     SOLE                            X
MEDTRONIC                      Common Stock   585055106     973000      19175     SOLE                            X
MELLON FINANCIAL               Common Stock   58551A108     865000      24300     SOLE                            X
MERRILL LYNCH                  Common Stock   590188108    4709000      59800     SOLE                            X
MICROSOFT CORPORATION          Common Stock   594918104    2707000      99515     SOLE                            X
MORGAN STANLEY                 Common Stock   617446448    2638000      42000     SOLE                            X
MOTOROLA, INC.                 Common Stock   620076109     852000      37200     SOLE                            X
NETWORK APPLIANCE              Common Stock   64120J104     551000      15300     SOLE                            X
NIKE INC.                      Common Stock   654106103    1179000      13860     SOLE                            X
NOKIA CORP                     Common Stock   654902204     279000      13500     SOLE                            X
NORFOLK SOUTHERN CORP.         Common Stock   655844108     800000      14800     SOLE                            X
NORTEL NETWORKS                Common Stock   656568102      40000      13295     SOLE                            X
ORACLE CORPORATION             Common Stock   68389X105    2895000     211500     SOLE                            X
PALATIN TECHNOLOGIES           Common Stock   696077304      59000      21700     SOLE                            X
PALL CORPORATION               Common Stock   696429307     701000      22500     SOLE                            X
PAYCHEX INC                    Common Stock   704326107    1891000      45400     SOLE                            X
PEPSICO                        Common Stock   713448108    1934000      33475     SOLE                            X
PFIZER                         Common Stock   717081103    3084000     123775     SOLE                            X
PROCTER & GAMBLE               Common Stock   742718109    8271000     143520     SOLE                            X
QUALCOMM                       Common Stock   747525103    3365000      66495     SOLE                            X
ROYAL DUTCH PETROLEUM          Common Stock   780257804     217000       3500     SOLE                            X
SCHLUMBERGER LIMITED           Common Stock   806857108    2018000      15950     SOLE                            X
SIGMA TEL, INC.                Common Stock   82661W107     529000      60550     SOLE                            X
STERLING BANCSHARES            Common Stock   858907108     357000      19800     SOLE                            X
STRYKER CORPORATION            Common Stock   863667101    1562000      35245     SOLE                            X
SYMANTEC                       Common Stock   871503108     437000      26000     SOLE                            X
TETRA TECH INC.                Common Stock   88162G103     746000      39100     SOLE                            X
THOMAS & BETTS CORP.           Common Stock   884315102     616000      12000     SOLE                            X
TIME WARNER                    Common Stock   887317105     602000      35900     SOLE                            X
TOOTSIE ROLL INDUSTRIES        Common Stock   890516107    1132000      38678     SOLE                            X
TYCO INTERNATIONAL, LTD.       Common Stock   902124106     647000      24100     SOLE                            X
UNITED PARCEL SERVICE          Common Stock   911312106    9020000     113640     SOLE                            X
UNITED TECHNOLOGIES            Common Stock   913017109     307000       5300     SOLE                            X
WM WRIGLEY JR. CO.             Common Stock   982526105    1644000      25700     SOLE                            X
WACHOVIA CORP                  Common Stock   929771103     895000      15983     SOLE                            X
WATERS CORP                    Common Stock   941848103    5379000     124665     SOLE                            X
WATTS WATER TECHNOLOGIES       Common Stock   942749102    2273000      62575     SOLE                            X
WELLS FARGO                    Common Stock   30226D106    1089000      17065     SOLE                            X
WYETH                          Common Stock   983024100     296000       6102     SOLE                            X
ZIMMER HOLDINGS                Common Stock   98956P102     679000      10050     SOLE                            X